Pensions and other post-retirement benefits - Analysis of the amounts charged to profit (loss), recognized in other comprehensive income, and movement in obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of the amount charged to profit or loss
Current service cost	$ 372	$ 536	$ 683
Past service cost	1	(327)	(122)
Settlement	(12)	(5)	(14)
Operating charge relating to defined benefit plans	361	204	547
Post-employment benefit expense, defined contribution plans	284	255	272
Employee Benefit, Expense	645	459	819
Interest income on plan assets	(961)	(904)	(1,008)
Interest cost	892	902	1,041
Other finance (income) expense	(69)	(2)	33
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(15,194)	3,226	5,291
Change in financial assumptions underlying the present value of the plan liabilities	15,850	1,007	(5,570)
Change in demographic assumptions underlying the present value of the plan liabilities	18	11	666
Experience gains and losses arising on the plan liabilities	(334)	172	(217)
Remeasurements recognized in other comprehensive income (liabilities) assets	340	4,416	170
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	361	204	547
Interest Expense, Net Defined Benefit Liability	892	902	1,041
Interest income on plan assets	(961)	(904)	(1,008)
Remeasurements recognized in other comprehensive income (liabilities) assets	340	4,416	170
Plan assets, at fair value, beginning of period	53,966	53,117
Plan assets, at fair value, end of period	33,527	53,966	53,117
Surplus (deficit) at 31 December	4,025	4,099
Surplus (deficit) in plan, asset recognized	9,269	11,919
Surplus (deficit) in plan, liability recognized	(5,244)	(7,820)
Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	74	274	325
Surplus (deficit) at 31 December	9,220	11,814
Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	5,195	7,715
Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	361	204
Interest cost	892	902
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(15,534)	(1,190)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(49,867)	(54,414)
Exchange adjustments (liabilities) assets	(3,735)	(929)
Operating charge relating to defined benefit plans	361	204
Interest Expense, Net Defined Benefit Liability	892	902
Contributions by plan participants (liabilities) assets	15	26
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	12
Disposals of (benefit obligations) and fair value of plan asset	76	2
Remeasurements recognized in other comprehensive income (liabilities) assets	(15,534)	(1,190)
Net defined benefit liability (asset), end of period	(29,502)	(49,867)	(54,414)
Net defined benefit liability (asset)	29,502	49,867	54,414
Settlement payments in respect of net defined benefit liabilities (assets)	2,217	3,416
Payments in respect of settlements, net defined benefit liability (asset)	8	93
Expenses incurred for administration of the benefits	51	49
Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(42,152)
Benefit payments (liabilities) assets	1,732	2,973
Net defined benefit liability (asset), end of period	(24,307)	(42,152)
Net defined benefit liability (asset)	24,307	42,152
Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(7,715)
Benefit payments (liabilities) assets	544	585
Net defined benefit liability (asset), end of period	(5,195)	(7,715)
Net defined benefit liability (asset)	5,195	7,715
Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(961)	(904)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(15,194)	3,226
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	(4,466)	(607)
Interest income on plan assets	(961)	(904)
Contributions by plan participants (liabilities) assets	15	26
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	11
Disposals of (benefit obligations) and fair value of plan asset	86	1
Remeasurements recognized in other comprehensive income (liabilities) assets	(15,194)	3,226
Plan assets, at fair value, beginning of period	53,966	(53,117)
Plan assets, at fair value, end of period	33,527	53,966	(53,117)
Surplus (deficit) at 31 December	4,025	4,099
Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	74	274
Benefit payments (liabilities) assets	(1,732)	(2,973)
United Kingdom
Analysis of the amount charged to profit or loss
Current service cost	41	154	250
Past service cost	23	(302)	(48)
Settlement	(8)	0	0
Operating charge relating to defined benefit plans	56	(148)	202
Post-employment benefit expense, defined contribution plans	110	76	49
Employee Benefit, Expense	166	(72)	251
Interest income on plan assets	(694)	(684)	(725)
Interest cost	529	559	596
Other finance (income) expense	(165)	(125)	(129)
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(12,955)	2,440	4,108
Change in financial assumptions underlying the present value of the plan liabilities	11,531	(100)	(4,207)
Change in demographic assumptions underlying the present value of the plan liabilities	47	66	585
Experience gains and losses arising on the plan liabilities	(146)	7	54
Remeasurements recognized in other comprehensive income (liabilities) assets	(1,523)	2,413	540
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	56	(148)	202
Interest Expense, Net Defined Benefit Liability	529	559	596
Interest income on plan assets	(694)	(684)	(725)
Remeasurements recognized in other comprehensive income (liabilities) assets	(1,523)	2,413	540
Plan assets, at fair value, beginning of period	42,844	41,463
Plan assets, at fair value, end of period	25,047	42,844	41,463
Surplus (deficit) at 31 December	7,567	10,010
Surplus (deficit) in plan, asset recognized	7,716	10,280
Surplus (deficit) in plan, liability recognized	(149)	(270)
United Kingdom | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	7,716	10,280
United Kingdom | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	149	270
United Kingdom | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	56	(148)
Interest cost	529	559
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(11,432)	27
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(32,834)	(34,171)
Exchange adjustments (liabilities) assets	(3,224)	(255)
Operating charge relating to defined benefit plans	56	(148)
Interest Expense, Net Defined Benefit Liability	529	559
Contributions by plan participants (liabilities) assets	9	18
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0
Disposals of (benefit obligations) and fair value of plan asset	74	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(11,432)	27
Net defined benefit liability (asset), end of period	(17,480)	(32,834)	(34,171)
Net defined benefit liability (asset)	17,480	32,834	34,171
United Kingdom | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(32,564)
Benefit payments (liabilities) assets	1,211	1,530
Net defined benefit liability (asset), end of period	(17,331)	(32,564)
Net defined benefit liability (asset)	17,331	32,564
United Kingdom | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(270)
Benefit payments (liabilities) assets	7	8
Net defined benefit liability (asset), end of period	(149)	(270)
Net defined benefit liability (asset)	149	270
United Kingdom | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(694)	(684)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(12,955)	2,440
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	(4,258)	(365)
Interest income on plan assets	(694)	(684)
Contributions by plan participants (liabilities) assets	9	18
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0
Disposals of (benefit obligations) and fair value of plan asset	86	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(12,955)	2,440
Plan assets, at fair value, beginning of period	42,844	(41,463)
Plan assets, at fair value, end of period	25,047	42,844	(41,463)
Surplus (deficit) at 31 December	7,567	10,010
United Kingdom | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	10	134
Benefit payments (liabilities) assets	(1,211)	(1,530)
US
Analysis of the amount charged to profit or loss
Current service cost	219	246	292
Past service cost	0	0	(66)
Settlement	0	0	(23)
Operating charge relating to defined benefit plans	219	246	203
Post-employment benefit expense, defined contribution plans	132	136	183
Employee Benefit, Expense	351	382	386
Interest income on plan assets	(189)	(150)	(210)
Interest cost	217	209	289
Other finance (income) expense	28	59	79
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(1,581)	749	1,041
Change in financial assumptions underlying the present value of the plan liabilities	2,195	777	(1,178)
Change in demographic assumptions underlying the present value of the plan liabilities	0	(41)	29
Experience gains and losses arising on the plan liabilities	(15)	173	(101)
Remeasurements recognized in other comprehensive income (liabilities) assets	599	1,658	(209)
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	219	246	203
Interest Expense, Net Defined Benefit Liability	217	209	289
Interest income on plan assets	(189)	(150)	(210)
Remeasurements recognized in other comprehensive income (liabilities) assets	599	1,658	(209)
Plan assets, at fair value, beginning of period	7,173	7,466
Plan assets, at fair value, end of period	5,417	7,173	7,466
Surplus (deficit) at 31 December	(463)	(1,100)
Surplus (deficit) in plan, asset recognized	1,227	1,410
Surplus (deficit) in plan, liability recognized	(1,690)	(2,510)
US | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	1,227	1,410
US | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	1,690	2,510
US | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	219	246
Interest cost	217	209
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(2,180)	(909)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(8,273)	(10,187)
Exchange adjustments (liabilities) assets	0	0
Operating charge relating to defined benefit plans	219	246
Interest Expense, Net Defined Benefit Liability	217	209
Contributions by plan participants (liabilities) assets	0	0
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0
Disposals of (benefit obligations) and fair value of plan asset	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(2,180)	(909)
Net defined benefit liability (asset), end of period	(5,880)	(8,273)	(10,187)
Net defined benefit liability (asset)	5,880	8,273	10,187
US | Accrued benefit obligation | Pension plans defined benefit
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(6,164)
Net defined benefit liability (asset), end of period	(4,411)	(6,164)
Net defined benefit liability (asset)	4,411	6,164
US | Accrued benefit obligation | Postemployment retirement benefits
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(2,109)
Net defined benefit liability (asset), end of period	(1,469)	(2,109)
Net defined benefit liability (asset)	1,469	2,109
US | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(5,763)
Benefit payments (liabilities) assets	364	1,192
Net defined benefit liability (asset), end of period	(4,190)	(5,763)
Net defined benefit liability (asset)	4,190	5,763
US | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(2,510)
Benefit payments (liabilities) assets	285	268
Net defined benefit liability (asset), end of period	(1,690)	(2,510)
Net defined benefit liability (asset)	1,690	2,510
US | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(189)	(150)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(1,581)	749
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	0	0
Interest income on plan assets	(189)	(150)
Contributions by plan participants (liabilities) assets	0	0
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0
Disposals of (benefit obligations) and fair value of plan asset	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(1,581)	749
Plan assets, at fair value, beginning of period	7,173	(7,466)
Plan assets, at fair value, end of period	5,417	7,173	(7,466)
Surplus (deficit) at 31 December	(463)	(1,100)
US | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	0	0
Benefit payments (liabilities) assets	(364)	(1,192)
Eurozone
Analysis of the amount charged to profit or loss
Current service cost	87	105	103
Past service cost	(1)	(27)	12
Settlement	0	(4)	10
Operating charge relating to defined benefit plans	86	74	125
Post-employment benefit expense, defined contribution plans	6	7	2
Employee Benefit, Expense	92	81	127
Interest income on plan assets	(34)	(30)	(33)
Interest cost	85	78	97
Other finance (income) expense	51	48	64
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(507)	12	104
Change in financial assumptions underlying the present value of the plan liabilities	1,903	233	(143)
Change in demographic assumptions underlying the present value of the plan liabilities	(14)	(15)	56
Experience gains and losses arising on the plan liabilities	(159)	(11)	(178)
Remeasurements recognized in other comprehensive income (liabilities) assets	1,223	219	(161)
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	86	74	125
Interest Expense, Net Defined Benefit Liability	85	78	97
Interest income on plan assets	(34)	(30)	(33)
Remeasurements recognized in other comprehensive income (liabilities) assets	1,223	219	(161)
Plan assets, at fair value, beginning of period	2,537	2,680
Plan assets, at fair value, end of period	1,877	2,537	2,680
Surplus (deficit) at 31 December	(2,922)	(4,571)
Surplus (deficit) in plan, asset recognized	256	155
Surplus (deficit) in plan, liability recognized	(3,178)	(4,726)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost and losses (gains) arising from settlements		(18)
Eurozone | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	238	94
Eurozone | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	3,160	4,665
Eurozone | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	86	74
Interest cost	85	78
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(1,730)	(207)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(7,108)	(8,161)
Exchange adjustments (liabilities) assets	(443)	(623)
Operating charge relating to defined benefit plans	86	74
Interest Expense, Net Defined Benefit Liability	85	78
Contributions by plan participants (liabilities) assets	2	2
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0
Disposals of (benefit obligations) and fair value of plan asset	2	2
Remeasurements recognized in other comprehensive income (liabilities) assets	(1,730)	(207)
Net defined benefit liability (asset), end of period	(4,799)	(7,108)	(8,161)
Net defined benefit liability (asset)	4,799	7,108	8,161
Eurozone | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(2,443)
Benefit payments (liabilities) assets	78	87
Net defined benefit liability (asset), end of period	(1,639)	(2,443)
Net defined benefit liability (asset)	1,639	2,443
Eurozone | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,665)
Benefit payments (liabilities) assets	229	288
Net defined benefit liability (asset), end of period	(3,160)	(4,665)
Net defined benefit liability (asset)	3,160	4,665
Eurozone | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(34)	(30)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(507)	12
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	(156)	(214)
Interest income on plan assets	(34)	(30)
Contributions by plan participants (liabilities) assets	2	2
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	0
Disposals of (benefit obligations) and fair value of plan asset	0	1
Remeasurements recognized in other comprehensive income (liabilities) assets	(507)	12
Plan assets, at fair value, beginning of period	2,537	(2,680)
Plan assets, at fair value, end of period	1,877	2,537	(2,680)
Surplus (deficit) at 31 December	(2,922)	(4,571)
Eurozone | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	45	115
Benefit payments (liabilities) assets	(78)	(87)
Other
Analysis of the amount charged to profit or loss
Current service cost	25	31	38
Past service cost	(21)	2	(20)
Settlement	(4)	(1)	(1)
Operating charge relating to defined benefit plans	0	32	17
Post-employment benefit expense, defined contribution plans	36	36	38
Employee Benefit, Expense	36	68	55
Interest income on plan assets	(44)	(40)	(40)
Interest cost	61	56	59
Other finance (income) expense	17	16	19
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	(151)	25	38
Change in financial assumptions underlying the present value of the plan liabilities	221	97	(42)
Change in demographic assumptions underlying the present value of the plan liabilities	(15)	1	(4)
Experience gains and losses arising on the plan liabilities	(14)	3	8
Remeasurements recognized in other comprehensive income (liabilities) assets	41	126	0
Movements in benefit obligation and fair value of plan assets during the year
Operating charge relating to defined benefit plans	0	32	17
Interest Expense, Net Defined Benefit Liability	61	56	59
Interest income on plan assets	(44)	(40)	(40)
Remeasurements recognized in other comprehensive income (liabilities) assets	41	126	0
Plan assets, at fair value, beginning of period	1,412	1,508
Plan assets, at fair value, end of period	1,186	1,412	1,508
Surplus (deficit) at 31 December	(157)	(240)
Surplus (deficit) in plan, asset recognized	70	74
Surplus (deficit) in plan, liability recognized	(227)	(314)
Other | Funded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	39	30
Other | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Surplus (deficit) at 31 December	196	270
Other | Accrued benefit obligation
Analysis of the amount charged to profit or loss
Operating charge relating to defined benefit plans	0	32
Interest cost	61	56
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(192)	(101)
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,652)	(1,895)
Exchange adjustments (liabilities) assets	(68)	(51)
Operating charge relating to defined benefit plans	0	32
Interest Expense, Net Defined Benefit Liability	61	56
Contributions by plan participants (liabilities) assets	4	6
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	12
Disposals of (benefit obligations) and fair value of plan asset	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(192)	(101)
Net defined benefit liability (asset), end of period	(1,343)	(1,652)	(1,895)
Net defined benefit liability (asset)	1,343	1,652	1,895
Other | Accrued benefit obligation | Funded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(1,382)
Benefit payments (liabilities) assets	79	164
Net defined benefit liability (asset), end of period	(1,147)	(1,382)
Net defined benefit liability (asset)	1,147	1,382
Other | Accrued benefit obligation | Unfunded
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(270)
Benefit payments (liabilities) assets	23	21
Net defined benefit liability (asset), end of period	(196)	(270)
Net defined benefit liability (asset)	196	270
Other | Fair value of plan assets
Analysis of the amount charged to profit or loss
Interest income on plan assets	(44)	(40)
Analysis of the amount recognized in other comprehensive income
Remeasurements recognized in other comprehensive income (liabilities) assets	(151)	25
Movements in benefit obligation and fair value of plan assets during the year
Exchange adjustments (liabilities) assets	(52)	(28)
Interest income on plan assets	(44)	(40)
Contributions by plan participants (liabilities) assets	4	6
Decrease Through Reclassification to Assets Held For Sale, Net Defined Benefit Liability (Asset)	11
Disposals of (benefit obligations) and fair value of plan asset	0	0
Remeasurements recognized in other comprehensive income (liabilities) assets	(151)	25
Plan assets, at fair value, beginning of period	1,412	(1,508)
Plan assets, at fair value, end of period	1,186	1,412	$ (1,508)
Surplus (deficit) at 31 December	(157)	(240)
Other | Fair value of plan assets | Funded
Movements in benefit obligation and fair value of plan assets during the year
Contributions to plan by employer, net defined benefit liability (asset)	19	25
Benefit payments (liabilities) assets	(79)	(164)
Germany | Accrued benefit obligation
Movements in benefit obligation and fair value of plan assets during the year
Net defined benefit liability (asset), beginning of period	(4,405)
Net defined benefit liability (asset), end of period	(2,992)	(4,405)
Net defined benefit liability (asset)	2,992	$ 4,405
Rest of world reported through UK [Member]
Analysis of the amount charged to profit or loss
Current service cost	11
Movements in benefit obligation and fair value of plan assets during the year
Expenses incurred for administration of the benefits	$ 30